Income Taxes (Details) - Schedule of Provisions for Income Tax - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax	$ 2,064,697	$ 2,433,772	$ 4,713,543	$ 5,278,462	$ 4,688,321
Provisions for deferred income tax		(294,567)
Total	$ 2,064,697	$ 2,433,772	$ 4,713,543	$ 5,278,462	$ 4,688,321